Financial Instruments - Debt Securities (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash Equivalents	$ 1,413	$ 1,649
Marketable securities	3,595	3,404
Equity and Other Investments	3,597	1,954
Levels 1, 2 and 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash Equivalents	152	531
Marketable securities	3,595	3,404
Equity and Other Investments	610	221
Fair Value	4,371	4,167
Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash Equivalents	152	531
Marketable securities	2,086	1,888
Equity and Other Investments	115	0
Fair Value	2,367	2,428
Level 1 | U.S. term deposits
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash Equivalents	0	0
Marketable securities	445	600
Equity and Other Investments	0	0
Fair Value	458	608
Level 1 | U.S. federal bonds and agency securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash Equivalents	0	28
Marketable securities	1,541	741
Equity and Other Investments	115	0
Fair Value	1,657	769
Level 1 | Canadian federal bonds and agency securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash Equivalents	0	202
Marketable securities	100	547
Equity and Other Investments	0	0
Fair Value	100	750
Level 1 | Corporate bonds and commercial paper
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash Equivalents	152	202
Marketable securities	0	0
Equity and Other Investments	0	0
Fair Value	152	202
Level 1 | Repurchase agreements
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash Equivalents		99
Marketable securities		0
Equity and Other Investments		0
Fair Value		99
Level 2 | Corporate bonds and commercial paper
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash Equivalents	0	0
Marketable securities	1,509	1,516
Equity and Other Investments	0	0
Fair Value	1,509	1,518
Level 3 | Convertible notes in private companies
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash Equivalents	0	0
Marketable securities	0	0
Equity and Other Investments	495	221
Fair Value	495	$ 221
Level 3 | Fair value option
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity and Other Investments	$ 260